Income Taxes - Schedule of Reconciliation of U.S. Federal Statutory Rate (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax at statutory rate	21.00%	21.00%
State income taxes	5.00%	4.99%
Permanent differences	(0.03%)	(0.09%)
State tax rate change	0.00%	0.00%
Change in valuation allowance	(25.97%)	(25.90%)
Effective tax rate	0.00%	0.00%